CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (Note 16)	$ 366.5	$ 525.0
Trade and other receivables	3.8	3.0
Inventories (Note 19)	209.2	167.2
Other financial assets (Note 20)	16.6	27.0
Other assets (Note 21)	100.9	113.3
Current assets	697.0	835.5
Non-current assets:
Property, plant and equipment (Note 22)	4,995.7	6,775.2
Intangible assets and goodwill	387.1	391.8
Deferred tax assets (Note 14)	124.2	96.2
Other financial assets (Note 20)	57.8	81.0
Other assets (Note 21)	189.7	203.0
Total assets	6,451.5	8,382.7
Current liabilities [abstract]
Trade and other payables (Note 24)	314.7	274.7
Income taxes payable	13.4	37.4
Other financial liabilities (Note 25)	97.1	76.0
Other provisions and liabilities (Note 26)	60.3	57.7
Current liabilities	485.5	445.8
Non-current liabilities [abstract]
Long-term debt (Note 27)	774.3	772.8
Environmental rehabilitation provision (Note 28)	335.1	352.9
Deferred tax liabilities	867.9	1,364.2
Other financial liabilities (Note 25)	186.2	121.9
Other provisions and liabilities (Note 26)	109.1	121.9
Total liabilities	2,758.1	3,179.5
Equity
Share capital (Note 29)	7,695.0	7,689.9
Contributed surplus	26.4	24.9
Accumulated other comprehensive (loss) income	(48.0)	(22.4)
Deficit	(4,393.9)	(3,296.5)
Attributable to Yamana Gold Inc. equity holders	3,279.5	4,395.9
Non-controlling interests (Note 31)	413.9	807.3
Total equity	3,693.4	5,203.2
Total liabilities and equity	$ 6,451.5	$ 8,382.7